Basis of presentation	12 Months Ended
Mar. 26, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
1.	Basis of presentation:
These consolidated financial statements, which include the accounts of Birks Group Inc. for all periods presented for the fiscal years ended March 26, 2022, March 27, 2021, and March 28, 2020, are reported in accordance with accounting principles generally accepted in the U.S. These principles require management to make certain estimates and assumptions that affect amounts reported and disclosed in the financial statements and related notes.
The most significant estimates and judgments include the assessment of the going concern assumption, the valuation of inventories and, accounts receivable, deferred tax assets, and the recoverability of long-lived assets and right of use assets. Actual results could differ from these estimates. Periodically, the Company reviews all significant estimates and assumptions affecting the financial statements relative to current conditions and records the effect of any necessary adjustments. All significant intercompany accounts and transactions have been eliminated upon consolidation.
Future operations
These financial statements have been prepared on a going concern basis in accordance with generally accepted accounting principles in the U.S. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company funds its operations primarily through committed financing under its senior secured credit facility and its senior secured term loan described in Note 6. The senior secured credit facility along with the senior secured term loan are used to finance working capital, finance capital expenditures, provide liquidity to fund the Company’s day-to-day
operations and for other general corporate purposes.
Since March 2020, in accordance with guidelines of local government authorities and public health officials, the Company has experienced intermittent government mandated closures of its retail stores as well as capacity restrictions. Since the start of the pandemic, the Company has continued to operate its e-commerce business, along with its distribution center, with strict cleaning protocols and social distance measures in place, in accordance with local government guidelines. The Company also continued to operate its wholesale business and its head office functions primarily under a “work from home” model.
During fiscal 2022, seven of the Company’s ten Ontario stores were temporarily closed for an 11-week period
between April 17, 2021 and June 30, 2021. In addition, the Company
’s
Toronto
Fl
agship store on Bloor Street was temporarily closed for an eight-week period between April 17, 2021 and June 11, 2021 and the Company’s two Ottawa area stores were temporarily closed for a

13-week
 period between April 8, 2021 and June 30, 2021. Furthermore, one of our Quebec stores was also temporarily closed for a five-week period from April 1, 2021 to May 10, 2021.
During fiscal 2021, the Company experienced intermittent government mandated closures of its retail stores as well as capacity restrictions. In April and May 2020, the Company’s only sales were derived from its e-commerce business as well as its concierge telephone service, which, along with its distribution center, continued to operate with strict health and safety protocols in place, in accordance with local government guidelines. During the months of June and July 2020, the Company gradually re-opened its stores across Canada as the federal and provincial government authorities loosened the protective actions and restrictions imposed at the outset of the pandemic outbreak. By the end of July 2020, the Company had re-opened all of its retail stores, albeit at reduced operating hours and reduced capacity. Six of our Ontario stores, including our Bloor Street flagship store, were temporarily closed for a 15-week period between November 23, 2020 and March 9, 2021. Our remaining four Ontario stores were temporarily closed for a 12-week period between November 23, 2020 and February 16, 2021. Our five Québec stores were temporarily closed for a six-week period between December 26, 2020 and February 8, 2021. Our Manitoba store was temporarily closed for a ten-week period between November 12, 2020 and January 23, 2021. During the third and fourth quarters of fiscal 2021
,
16
of our
29
retail stores, representing
55
% of
 our network, were temporarily closed for in-person shopping (but the majority remained open for concierge service and curbside pick-up) due to government orders for average durations of six to fifteen weeks, respectively.

Operational Response and Financial & Liquidity Impacts
As a result of these developments, since March 2020, the Company has taken many actions to substantially reduce its operating costs across all areas of the business and to actively manage liquidity in an effort to overcome the negative impacts of the pandemic. These actions included:

•	Worked closely with its landlords to negotiate various forms of rent relief (including abatements and deferrals) during store lockdown periods and/or subsequent periods;

•	Substantially reduced selling, general and administrative costs and discretionary spending across all areas of the business including certain reductions in marketing expenses;

•	Worked closely with all of its partners and suppliers and negotiated extended credit terms with certain vendors;

•
Substantially reduced compensation costs (specific to March 2020 and fiscal 2021) related to the temporary layoff of the majority of its employees without pay during the period of store closures, as well as temporary base salary reductions at the corporate head office including its executive officers and members of its Board of Directors;

•	Postponed certain capital expenditures where possible;

•	Adjusted inventory management strategies to react to changes in the current environment, including reduction of forward purchases where possible; and

•
Qualified and applied for applicable government relief programs including the Canada Emergency Wage Subsidy (“CEWS”) program and the Canada Emergency Rent Subsidy (“CERS”) program. During fiscal 2022, the Company has recognized $0.5 million of CEWS ($1.4 million during fiscal 2021) and $0.5 million of CERS ($0.5 million during fiscal 2021). See Note 18.

The current economic, business and retail climates have significantly changed since March 2020 and as such, the Company cannot predict the degree to, or the time period over which its sales and operations will continue to be affected by the pandemic, changes to consumer behavior and spending as a result of the pandemic, or the materiality of the effects of the pandemic, or the restrictions and impact resulting from the pandemic, on the Company. The Company continues to and expects to continue to operate through its senior secured credit facility.
For fiscal 2022, the Company recorded a net income of $1.3 million. The Company recorded net losses from continuing operations of $5.8 million and $12.2 million (and consolidated net losses of $5.8 million and $12.8 million) for fiscal 2021 and fiscal 2020, respectively. The Company used cash in operating activities from continuing operations of $18.6 million, $1.7 million, and $3.3 million for fiscal 2022, 2021, and 2020, respectively. The Company had a positive working capital (defined as current assets less current liabilities) as at March 26, 2022 and a negative working capital ratio as at March 27, 2021.
On December 24, 2021, the Company entered into an amended and restated senior secured revolving credit facility (“Amended Credit Facility”) with Wells Fargo
Capital Finance
Corporation
 Canada
and an amended and restated senior secured term loan (“Amended Term Loan”) with Crystal Financial LLC (dba SLR Credit Solutions).The Amended Credit Facility and Amended Term Loan extended the maturity date of the Company’s pre-existing
loans from
October 2022
to
December 2026
.
On July 8, 2020, the Company secured a new six year term loan with Investissement Québec, the sovereign fund of the province of Québec, in the amount of $10.0 million, as amended. The secured term loan was used to fund the working capital needs of the Company, of which $8.8 million is outstanding at March 26, 2022. The term loan with Investissement Québec requires the Company on an annual basis to have a working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) of at least 1.01.

On
August 24
, 2021, the Company entered into a new
10
year loan agreement with Investissement Québec for an amount of up to $4.3 million to be used specifically to finance the digital transformation of the Company through the implementation of an omni-channel
e-commerce
platform and enterprise resource planning system. As of March 26, 2022, the Company has nil outstanding on the loan.
On April 12, 2021, the Company secured a new
5-year
term loan with Business Development Bank of Canada
(“
BDC
”)
for an amount of up to $0.4
million to be used specifically to finance the renovations of the Company’s Brinkhaus store location in Calgary, Alberta. As of March 26, 2022, the Company has $0.4 million outstanding on the loan.
The Company’s ability to meet its cash flow requirements in order to fund its operations is dependent upon its ability to attain profitable operations
,
 continued adherence to the terms of its committed financings, obtain favorable payment terms from suppliers as well as to maintain specified excess
availability
levels
under its Amended Credit Facility and its Amended Term Loan. The sole financial covenant which the Company is required to adhere to under both its Amended Credit Facility and its Amended Term Loan is to maintain minimum excess availability of not less than $8.5 million at all times, except that the Company shall not be in breach of this covenant if excess availability falls below $8.5 million for not more than two consecutive business days once during any fiscal month. In the event that excess availability falls below the minimum requirement, this would be considered an event of default under the Amended Credit Facility and under the Amended Term Loan, that would result in the outstanding balances borrowed under the Company’s Amended Credit facility and its Amended Term Loan becoming due immediately, which would also result in cross defaults on the Company’s other borrowings. Similarly, both the Company’s Amended Credit Facility and its Amended Term Loan are subject to cross default provisions with all other loans pursuant to which the Company is in default of any other loan, the Company will immediately be in default of both the Amended Credit Facility and the Amended Term Loan. The Company met its excess availability requirements as of and throughout the fiscal year ended March 26, 2022 and as of the date these financial statements were authorized for issuance. In addition, the Company expects to have excess availability of at least $8.5 million for at least the next twelve months from the date of issuance of these financial statements.
The Company’s ability to make scheduled payments of principal, or to pay the interest, or to fund planned capital expenditures and store operations will also depend on its ability to maintain adequate levels of available borrowing, obtain favorable payment terms from suppliers and its future performance, which to a certain extent, is subject to general economic, financial, competitive, legislative and regulatory factors, as well as other events that are beyond the Company’s control.
The Company continues to be actively engaged in identifying alternative sources of financing that include raising additional funds through public or private equity, the disposal of assets, and debt financing, including funding from government sources. The incurrence of additional indebtedness would result in increased debt service obligations and could result in operating and financing covenants that could restrict the Company’s operations. Financing may be unavailable in amounts or on terms acceptable to the Company if at all, which may have a material adverse impact on its business, including its ability to continue as a going concern.
The Company’s lenders under its Amended Credit Facility and its Amended Term Loan may impose, at any time, discretionary reserves, which would lower the level of borrowing availability under the Company’s credit facilities (customary for asset-based loans), at their reasonable discretion, to: (i) ensure that the Company maintains adequate liquidity for the operation of its business, (ii) cover any deterioration in the amount of value of the collateral, and (iii) reflect impediments to the lenders to realize upon the collateral. There is no limit to the amount of discretionary reserves that the Company’s lenders may impose at their reasonable discretion. No discretionary reserves were imposed during fiscal 2022, fiscal 2021 and fiscal 2020 by the Company’s lenders.
Certain adverse conditions and events outlined above require consideration of management’s plans, which management believes mitigate the effect of such conditions and events. Management plans include continuing to manage liquidity actively which allows for adherence to excess availability requirements, and where necessary cost reductions, which include reducing future purchases, maintaining reduced marketing and general operating expenses, the continued postponement of certain capital expenditures and obtaining favorable payment terms from suppliers. Notwithstanding, the Company believes that it will be able to adequately fund its operations and meet its cash flow requirements for at least the next twelve months from the date of issuance of these financial statements.